Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions (Predecessor)
Related Party Transactions (Predecessor)

Note 4.    Related Party Transactions (Predecessor)

2019 Debt Financings

In June 2019, the Predecessor entered into a senior unsecured note purchase agreement (the “Original 2019 Note Purchase Agreement”), with Dental Innovations, pursuant to which the Predecessor issued Dental Innovations a promissory note (the “Original 2019 Note”) with a principal amount of $5.0 million. Pursuant to the terms of the Original 2019 Note, the Predecessor was required to repay a total of $8.75 million, representing all principal and interest owed, upon the earliest to occur of (i) June 19, 2022, (ii) Dental Innovations’ demand for repayment following the Predecessor’s completion of an initial public offering and (iii) the Predecessor’s election to repay the Original 2019 Note in full.

Under the Original 2019 Note Purchase Agreement, Dental Innovations committed to purchase from the Predecessor an additional promissory note with a principal amount of $5.0 million, subject to the Predecessor issuing and selling an additional promissory note with a principal amount of $5.0 million to a lender not affiliated with Dental Innovations. Any such additional promissory notes were to have the same payment terms as the Original 2019 Notes.

In December 2019, the Predecessor entered into an amendment to the Original 2019 Note Purchase Agreement that provided for the exchange of the Original 2019 Note for a convertible promissory note with a principal amount of $5.0 million. In addition, Dental Innovations was no longer committed to purchase from the Predecessor an additional promissory note with a principal amount of $5.0 million subject to the Predecessor issuing and selling an additional promissory note with a principal amount of $5.0 million to a lender not affiliated with Dental Innovations. In December 2019, the Predecessor issued and sold five additional convertible promissory notes, each with a principal amount of $1.0 million, including one to SCH and one to a member of the Predecessor’s board of directors (all such convertible promissory notes, the “2019 Convertible Notes”).

The Predecessor’s payment and performance under the 2019 Convertible Notes were guaranteed by ABP Sub Inc., the Predecessor’s wholly owned subsidiary prior to the Merger. Pursuant to the terms of the 2019 Convertible Notes, the Predecessor was required to repay 175% of the principal amount to the holders on the third anniversary of the issuance of the 2019 Convertible Notes. In the event of an underwritten public offering of the Predecessor’s common stock, the 2019 Convertible Notes would have automatically converted into a number of shares of the Predecessor’s common stock equal to 175% of the principal amount of the 2019 Convertible Notes, divided by the per share price at which shares were offered to the public in such offering.

Due to certain embedded features within the 2019 Convertible Notes, the Predecessor elected to account for the 2019 Convertible Notes and all their embedded features at fair value at inception. Subsequent changes in fair value were recorded as a component of other (loss) income in the condensed consolidated statements of operations and comprehensive loss or as a component of other comprehensive income (loss) for changes to instrument-specific credit risk. As a result of electing the fair value option, direct costs and fees related to the 2019 Convertible Notes were expensed as incurred.

In January 2020, in connection with the distribution of the units of A1 to the Predecessor’s stockholders, each of the holders of the Predecessor’s 2019 Convertible Notes were granted contingent warrants by A1 to purchase shares of Evolus, Inc. (“Evolus”) from A1. The contingent warrants were exercisable at the option of the holders only prior to the Predecessor’s first underwritten public offering of common stock under the Securities Act of 1933, as amended (the “Securities Act”), or upon an event of default under the 2019 Convertible Notes. The 2019 Convertible Notes were concurrently amended to provide the noteholders the option, prior to the notes’ conversion, to cancel a portion of the indebtedness represented by such noteholder’s 2019 Convertible Note and receive a number of shares of Evolus from A1 having a market value equal to the value of such cancelled indebtedness, in lieu of automatic conversion of all of the noteholder’s 2019 Convertible Note into shares of the Predecessor’s common stock. The amount of cancelled indebtedness that could be so applied in exercise of the contingent warrant was capped as the ratio that the value of Evolus shares held by A1 bore to the combined value of (i) the Evolus shares held by A1 and (ii) the Predecessor immediately prior to consummation of the Predecessor’s first underwritten public offering of common stock under the Securities Act.

In September 2020, in connection with the distribution of the units of Alphaeon Credit Holdco LLC (“AC HoldCo”) and Zelegent HoldCo LLC (“Z HoldCo”) to the Predecessor’s stockholders, each of the holders of the Predecessor’s 2019 Convertible Notes were granted contingent warrants by AC HoldCo and Z HoldCo to purchase shares of Alphaeon Credit, Inc. (“Alphaeon Credit”) and Zelegent from AC HoldCo and Z HoldCo. The contingent warrants were exercisable at the option of the holders only prior to the Predecessor’s first underwritten public offering of common stock under the Securities Act, or upon an event of default under the 2019 Convertible Notes. The 2019 Convertible Notes were concurrently amended to provide the noteholders the option, prior to the notes’ conversion, to cancel a portion of the indebtedness represented by such noteholder’s 2019 Convertible Note and receive a number of shares of Alphaeon Credit and/or Zelegent from AC HoldCo and Z HoldCo having a market value equal to the value of such cancelled indebtedness, in lieu of automatic conversion of all of the applicable noteholder’s 2019 Convertible Note into shares of the Predecessor’s common stock. The amount of cancelled indebtedness that can be so applied in exercise of the contingent warrant was capped as the ratio of aggregate indebtedness held by the convertible note holder as a proportion of the value of Alphaeon Credit or Zelegent to the value of the Predecessor.

Additionally, on July 22, 2022, the 2019 debt was amended. The Dental Innovations note’s maturity date was extended from June 19, 2022 to December 29, 2023. The original note had a principal of $5.0 million. Upon the original maturity date, the total due was 175% of principal, which equals $8.7 million (which such amount included an additional amount of $3.7 million). Interest was increased from 0.0% to 15.79% on the total payable of $8.7 million from the original maturity date of June 19, 2022 to the new maturity date of December 29, 2023.

On July 22, 2022, the maturity dates for four of the $1.0 million convertible promissory notes were extended from November 1, 2022, December 12, 2022, December 12, 2022 and December 18, 2022, respectively, to December 29, 2023. Each of the four notes had a principal of $1.0 million. Upon the original maturity date, the total due on each of the four notes was 175% of principal, which equals $1.7 million (which such amount included an additional amount of $0.7 million). At the original maturity dates, the principal sum of $1.0 million was paid back to each of the note holders. The remaining $0.7 million was to be due at the extended maturity date of December 29, 2023. The interest rate was increased from 0.0% to 10.0% interest on the remaining $0.7 million from the original maturity date to the new maturity date.

The 2019 SCH Note’s maturity date was extended from December 18, 2022 to December 29, 2023. The original Note had a principal of $1.0 million. Upon the original maturity date, the total due was 175% of principal, which equals $1.7 million. The interest rate was increased from 0.0% to 15.79% on the total of $1.7 million from the original maturity date to the new maturity date.

In April 2023, the contingent warrants were amended to include the merger between AEON and Old AEON as a qualifying listing under the warrant agreement, which stated that the holders of the contingent warrants would exercise the warrants, and that the holders would receive 85% of the shares the holders would have been entitled to receive via the previous warrant agreement. The contingent warrants were exercised into Evolus shares held by A1 and Alphaeon Credit at the same time the convertible notes were converted to shares of the Company’s stock. The Company determined that the contingent warrants amendment modified the settlement provision in the 2019 Convertible Notes. The Company determined that the amendment should be accounted for as a debt extinguishment. Since the noteholders were both shareholders of Old AEON, Evolus and Alphaeon Credit, the debt extinguishment was accounted for as a capital transaction on the April 2023 modification date. As such, due to the warrant modification, the Predecessor recognized a $5.2 million reduction to the underlying fair value of the convertible notes and recorded a corresponding increase of $5.2 million to additional paid in capital during the periods from January 1, 2023 to July 21, 2023 (Predecessor).

During the periods from July 1, 2023 to July 21, 2023 (Predecessor) and January 1, 2023 to July 21, 2023 (Predecessor), and the three and nine months ended September 30, 2022, the Predecessor recognized $(0.3) million, $0.4 million, $(0.5) million and $(0.6) million, respectively, of (expense) income related to the (increase) decrease in the fair value of the 2019 Convertible Notes. As of December 31, 2022 (Predecessor), the principal amount outstanding under the 2019 Convertible Notes was $6.0 million, with an estimated fair value of $16.2 million. The 2019 Convertible Notes were converted into shares of the Successor’s common stock at the Closing and were recorded “on the line” as part of the shares issued as consideration in the Merger (see Note 3).

SCH Convertible Note

The Predecessor issued a convertible promissory note to SCH (the “SCH Convertible Note”). Prior to the Merger, the Predecessor’s payment and performance under the SCH Convertible Note were guaranteed by ABP Sub Inc. Pursuant to the terms of the SCH Convertible Note, the Predecessor was required to repay 175% of the principal amount to SCH on the third anniversary of its issuance. In the event of an underwritten public offering of the Predecessor’s common stock, the SCH Convertible Note would have automatically converted into a number of shares of the Predecessor’s common stock equal to 175% of the principal amount of the SCH Convertible Note, divided by the per share price at which shares were offered to the public in such offering.

Due to certain embedded features within the SCH Convertible Note, the Predecessor elected to account for the SCH Convertible Note and the embedded features at fair value at inception. Subsequent changes in fair value were recorded as a component of other (loss) income in the condensed consolidated statements of operations and comprehensive loss or as a component of other comprehensive income (loss) for changes to instrument-specific credit risk. As a result of electing the fair value option, any direct costs and fees related to the SCH Convertible Note were expensed as incurred.

Additionally, the 2020 Strathspey Crown note’s maturity date was extended from January 2, 2023 to December 29, 2023. The original note had a principal of $17.5 million. Upon the original maturity date, the total due was $30.6 million. The interest rate was increased from 0.0% to 15.79% on the total of $30.6 million from the original maturity date to the new maturity date.

During the periods from July 1, 2023 to July 21, 2023 (Predecessor) and January 1, 2023 to July 21, 2023 (Predecessor), and the three and nine months ended September 30, 2022, the Predecessor recognized $(0.4) million, $1.7 million, $(1.3) million and $0.4 million, respectively, of (expense) income related to the (increase) decrease in the fair value of the SCH Convertible Note. As of December 31, 2022, the principal amount outstanding under the SCH Convertible Note was $17.5 million, with an estimated fair value of $25.1 million.

In April 2023, the contingent warrants were amended to include the merger between AEON and Old AEON as a qualifying listing under the warrant agreement, which stated that the holders of the contingent warrants would exercise the warrants, and that the holders would receive 85% of the shares the holders would have been entitled to receive via the previous warrant agreement. The Company determined that the contingent warrants amendment modified the settlement provision in the 2019 Convertible Notes. The Company determined that the amendment should be accounted for as a debt extinguishment. Since Evolus and Alphaeon Credit are related parties of AEON, the debt extinguishment was accounted for as a capital transaction on the April 2023 modification date. As such, due to the warrant modification, the Predecessor recognized a $11.8 million reduction to the underlying fair value of the convertible notes and recorded a corresponding increase of $11.8 million to additional paid in capital during the periods from January 1, 2023 to July 21, 2023 (Predecessor).

The SCH Convertible Note was converted into shares of the Successor’s common stock at the Closing and was recorded “on the line” as part of the shares issued as consideration in the Merger (see Note 3).

A1 Convertible Notes

In December 2021, the Predecessor entered into an agreement with A1 (the “A1 Purchase Agreement”), pursuant to which the Predecessor could issue subordinated convertible promissory notes to A1 with an aggregate principal amount of up to $25.0 million. On December 8 and 15, 2021, the Predecessor issued two convertible notes (collectively, the “2021 A1 Convertible Notes”), each with a principal amount of $5.0 million, and totaling $10.0 million, that matured on the third anniversary of their issuance. The A1 Convertible Notes were unsecured and subordinated to the Predecessor’s other convertible notes.

The 2021 A1 Convertible Notes bore interest, compounded daily, at the lesser of 10% per annum or the maximum rate permissible by law. Interest was paid in-kind by adding the accrued amount thereof to the principal amount on a monthly basis on the last day of each calendar month for so long as any principal amount was outstanding (such paid in-kind interest, in the aggregate at any time, the “PIK Principal”).

Immediately prior to an initial public offering, all of the then outstanding principal amount and accrued and unpaid interest under the 2021 A1 Convertible Notes was to automatically convert into shares of the Predecessor’s common stock. The number of shares of common stock issuable upon conversion of the 2021 A1 Convertible Notes would have been equal to (i) the outstanding loan amount (including the PIK Interest) divided by (ii) the product of (a) the price per share of such common stock issued to the public in the initial public offering multiplied by (b) the applicable discount rate. The discount rate was to be determined for each note based on the number of days elapsed between the date the applicable note was executed and the date on which a conversion event was formally announced and was to be equal to (x) 10% if between zero and 90 days, (y) 15% if between 91 and 180 days, or (z) 20% if greater than 180 days.

Due to certain embedded features within the 2021 A1 Convertible Notes, the Predecessor elected to account for the 2021 A1 Convertible Notes and the embedded features at fair value at inception. Subsequent changes in fair value were recorded as a component of other (loss) income in the accompanying condensed consolidated statements of operations and comprehensive loss or as a component of other comprehensive income (loss) for changes to instrument-specific credit risk.

During the periods from July 1, 2023 to July 21, 2023 (Predecessor) and January 1, 2023 to July 21, 2023 (Predecessor), and the three and nine months ended September 30, 2022, the Predecessor recognized $0.2 million, $1.4 million, $0 million and $1.6 million, respectively, of (expense) income related to the (increase) decrease in the fair value of the 2021 A1 Convertible Notes. As of December 31, 2022, the principal amount outstanding under the 2021 A1 Convertible Notes was $10 million, with an estimated fair value of $8.7 million. The 2021 A1 Convertible Notes were converted into shares of the Successor’s common stock at the Closing.

During the year ended December 31, 2022, the Predecessor issued five additional tranches of subordinated convertible promissory notes to A1 on February 18, 2022, March 9, 2022, April 14, 2022, June 3, 2022 and July 1, 2022 (collectively, the “2022 A1 Convertible Notes”), the first four with a principal amount of $3.0 million each and the fifth issued July 1, 2022, for a principal amount of $2.5 million and totaling $14.5 million. The terms of the 2022 A1 Convertible Notes were similar to those of the 2021 A1 Convertible Notes. During the periods from July 1, 2023 to July 21, 2023 (Predecessor) and January 1, 2023 to July 21, 2023 (Predecessor), and the three and nine months ended September 30, 2022, the Predecessor recognized $0.3 million, $2.0 million, $0.5 million and $2.3 million, respectively, of (expense) income related to the (increase) decrease in the fair value of the 2022 A1 Convertible Notes. As of December 31, 2022, the principal balance was $14.5 million, with an estimated fair value of $12.2 million. The 2022 A1 Convertible Notes were converted into shares of the Successor’s common stock at the Closing.

Additionally, on March 30, 2022, the Predecessor amended the 2021 A1 Convertible Notes and the convertible notes issued on February 18, 2022 and March 9, 2022 to remove the discount rate associated with the automatic conversion of any outstanding convertible notes into shares of common stock in connection with an initial public offering.

On March 6, 2023, the Predecessor entered into an agreement with A1, pursuant to which the Predecessor issued subordinated convertible promissory notes to A1 with an aggregate principal amount of $6.0 million (“March 2023 A1 Convertible Notes”) that matured on the earlier of (x) the date of the consummation of the Merger and (y) December 29, 2023. The March 2023 A1 Convertible Notes bore interest at 15.79%, based on simple interest daily, unless issued at least five days prior to maturity date. The March 2023 A1 Convertible Notes had similar terms to the 2021 A1 Convertible Notes and 2022 A1 Convertible Notes and were unsecured and subordinated to the Predecessor’s other convertible notes. During the periods from July 1, 2023 to July 21, 2023 (Predecessor) and January 1, 2023 to July 21, 2023 (Predecessor), the Predecessor recognized $8.4 million and $8.4 million, respectively, of income related to the decrease in the fair value of the March 2023 A1 Convertible Notes. The March 2023 A1 Convertible Notes were converted into shares of the Successor’s common stock at the Closing and was recorded “on the line” as part of the shares issued as consideration in the Merger (see Note 3).

Note 4.   Related Party Transactions

2019 Debt Financings

In June 2019, the Company entered into a senior unsecured note purchase agreement (the “Original 2019 Note Purchase Agreement”), with Dental Innovations, pursuant to which the Company issued Dental Innovations a promissory note (the “Original 2019 Note”) with a principal amount of $5.0 million. Pursuant to the terms of the Original 2019 Note, the Company was required to repay a total of $8.75 million, representing all principal and interest owed, upon the earliest to occur of (i) June 19, 2022, (ii) Dental Innovations’ demand for repayment following the Company’s completion of an initial public offering and (iii) the Company’s election to repay the Original 2019 Note in full.

Under the Original 2019 Note Purchase Agreement, Dental Innovations committed to purchase from the Company an additional promissory note with a principal amount of $5.0 million, subject to the Company issuing and selling an additional promissory note with a principal amount of $5.0 million to a lender not affiliated with Dental Innovations. Any such additional promissory notes would have the same payment terms as the Original 2019 Notes.

In December 2019, the Company entered into an amendment to the Original 2019 Note Purchase Agreement that provided for the exchange of the Original 2019 Note for a convertible promissory note with a principal amount of $5.0 million. In addition, Dental Innovations was no longer committed to purchase from the Company an additional promissory note with a principal amount of $5.0 million subject to the Company issuing and selling an additional promissory note with a principal amount of $5.0 million to a lender not affiliated with Dental Innovations. In December 2019, the Company issued and sold five additional convertible promissory notes, each with a principal amount of $1.0 million, including one to SCH and one to a member of the Company’s board of directors (all such convertible promissory notes, the “2019 Convertible Notes”).

The Company’s payment and performance under the 2019 Convertible Notes are guaranteed by ABP Sub Inc., its wholly owned subsidiary. Pursuant to the terms of the 2019 Convertible Notes, the Company is required to repay 175% of the principal amount to the holders on the third anniversary of their issuance. In the event of an underwritten public offering of the Company’s common stock, the 2019 Convertible Notes will automatically convert into a number of shares of the Company’s common stock equal to 175% of the principal amount of the 2019 Convertible Notes, divided by the per share price at which shares are offered to the public in such offering.

Due to certain embedded features within the 2019 Convertible Notes, the Company elected to account for the 2019 Convertible Notes and all their embedded features at fair value at inception. Subsequent changes in fair value are recorded as a component of other (loss) income in the consolidated statements of operations and comprehensive loss or as a component of other comprehensive income (loss) for changes to instrument-specific credit risk. As a result of electing the fair value option, direct costs and fees related to the 2019 Convertible Notes were expensed as incurred.

In January 2020, in connection with the distribution of the units of A1 to the Company’s stockholders, each of the holders of the Company’s 2019 Convertible Notes were granted contingent warrants by A1 to purchase shares of Evolus from A1. The contingent warrants are exercisable at the option of the holders only prior to the Company’s first underwritten public offering of common stock under the Securities Act of 1933, as amended (the “Securities Act”), or upon an event of default under the 2019 Convertible Notes. The 2019 Convertible Notes were concurrently amended to provide the noteholders the option, prior to the notes’ conversion, to cancel a portion of the indebtedness represented by such noteholder’s 2019 Convertible Note and receive a number of shares of Evolus from A1 having a market value equal to the value of such cancelled indebtedness, in lieu of automatic conversion of all of the noteholder’s 2019 Convertible Note into shares of the Company’s common stock. The amount of cancelled indebtedness that can be so applied in exercise of the contingent warrant is capped as the ratio that the value of Evolus shares held by A1 bears to the combined value of (i) the Evolus shares held by A1 and (ii) the Company immediately prior to consummation of the Company’s first underwritten public offering of common stock under the Securities Act.

In September 2020, in connection with the distribution of the units of AC HoldCo and Z HoldCo to the Company’s stockholders, each of the holders of the Company’s 2019 Convertible Notes were granted contingent warrants by AC HoldCo and Z HoldCo to purchase shares of Alphaeon Credit and Zelegent from AC HoldCo and Z HoldCo. The contingent warrants are exercisable at the option of the holders only prior to the Company’s first underwritten public offering of common stock under the Securities Act, or upon an event of default under the 2019 Convertible Notes. The 2019 Convertible Notes were concurrently amended to provide the noteholders the option, prior to the notes’ conversion, to cancel a portion of the indebtedness represented by such noteholder’s 2019 Convertible Note and receive a number of shares of Alphaeon Credit and/or Zelegent from AC HoldCo and Z HoldCo having a market value equal to the value of such cancelled indebtedness, in lieu of automatic conversion of all of the noteholder’s 2019 Convertible Note into shares of the Company’s common stock. The amount of cancelled indebtedness that can be so applied in exercise of the contingent warrant is capped as the ratio of aggregate indebtedness held by the convertible note holder as a proportion of the value of Alphaeon Credit or Zelegent to the value of the Company.

As of December 31, 2022 and 2021, no contingent warrants were exercised by the Company’s stockholders to reduce the Company’s convertible note obligations. During the years ended December 31, 2022 and 2021, the Company recognized $(1.7) million and $0.1 million, respectively, of (expense) income related to the (increase) decrease in the fair value of the 2019 Convertible Notes. As of December 31, 2022 and 2021, the principal amount outstanding under the 2019 Convertible Notes was $6.0 million and $10.0 million with an estimated fair value of $13.3 million and $15.6 million, respectively.

Additionally, on July 22, 2022, the 2019 debt was amended. The Dental Innovations note’s maturity date was extended from June 19, 2022 to December 29, 2023. The original note had a principal of $5.0 million. Upon the original maturity date, the total due was 175% of principal, which equals $8.7 million (includes an additional amount of $3.7 million). Interest was increased from 0.0% to 15.79% on the total payable of $8.7 million from the original maturity date of June 19, 2022 to the new maturity date of December 29, 2023.

On July 22, 2022, the Simhambhatla, Jaywin, Willis, and Malik notes’ maturity dates were extended from November 1, 2022, December 12, 2022, December 12, 2022 and December 18, 2022, respectively, to December 29, 2023. Each of the four notes had a principal of $1.0 million. Upon the original maturity date, the total due on each of the four notes was 175% of principal, which equals $1.7 million (includes an additional amount of $0.7 million). At the original maturity dates, the principal sum of $1.0 million was paid back to each of the note holders. The remaining $0.7 million is due at the extended maturity date of December 29, 2023. The interest rate was increased from 0.0% to 10.0% interest on the remaining $0.7 million from the original maturity date to the new maturity date.

The 2019 Strathspey Crown Note’s maturity date was extended from December 18, 2022 to December 29, 2023. The original Note had a principal of $1.0 million. Upon the original maturity date, the total due was 175% of principal, which equals $1.7 million. The interest rate was increased from 0.0% to 15.79% on the total of $1.7 million from the original maturity date to the new maturity date.

SCH Convertible Note

Since December 2013, the Company had been party to an intercompany credit line promissory note (the “Strathspey Crown Note”), pursuant to which SCH, the Company’s majority stockholder, had advanced borrowings to the Company to fund its capital requirements. Effective as of January 2, 2020, the Company and SCH cancelled all obligations under the Strathspey Crown Note and in exchange the Company issued a convertible promissory note to SCH (the “SCH Convertible Note”) with a principal amount of $17.5 million. The Company accounted for the debt exchange as an extinguishment of the Strathspey Crown Note and recognized a loss on debt extinguishment of $11.2 million, representing the difference between the fair value of the SCH Convertible Note of $26.5 million at January 2, 2020 and total obligations outstanding under the Strathspey Crown Note of $15.8 million less the unamortized borrowing cost of $0.5 million.

The Company’s payment and performance under the SCH Convertible Note are guaranteed by ABP Sub Inc. Pursuant to the terms of the SCH Convertible Note, the Company is required to repay 175% of the principal amount to SCH on the third anniversary of its issuance. In the event of an underwritten public offering of the Company’s common stock, the SCH Convertible Note will automatically convert into a number of shares of the Company’s common stock equal to 175% of the principal amount of the SCH Convertible Note, divided by the per share price at which shares are offered to the public in such offering.

Due to certain embedded features within the SCH Convertible Note, the Company elected to account for the SCH Convertible Note and the embedded features at fair value at inception. Subsequent changes in fair value are recorded as a component of other (loss) income in the consolidated statements of operations and comprehensive loss or as a component of other comprehensive income (loss) for changes to instrument-specific credit risk. As a result of electing the fair value option, any direct costs and fees related to the SCH Convertible Note were expensed as incurred.

During the years ended December 31, 2022 and 2021, the Company recognized $(2.1) million and $1.8 million, respectively, of (expense) income related to the (increase) decrease in the fair value of the SCH Convertible Note. As of December 31, 2022 and 2021, the principal amount outstanding under the SCH Convertible Note was $17.5 million with an estimated fair value of $27.6 million and $25.5 million, respectively.

Additionally, the 2020 Strathspey Crown note’s maturity date was extended from January 2, 2023 to December 29, 2023. The original note had a principal of $17.5 million. Upon the original maturity date, the total due was $30.6 million. The interest rate was increased from 0.0% to 15.79% on the total of $30.6 million from the original maturity date to the new maturity date.

A1 Convertible Notes

In December 2021, the Company entered into an agreement with A1 (the “A1 Purchase Agreement”), pursuant to which the Company issued subordinated convertible promissory notes to A1 with an aggregate principal amount of $25.0 million. On December 8 and 15, 2021, the Company issued two convertible notes (collectively, the “2021 A1 Convertible Notes”), each with a principal amount of $5.0 million and totaling $10.0 million, that mature on the third anniversary of its issuance. The A1 Convertible Notes are unsecured and subordinated to the Company’s other convertible notes.

The 2021 A1 Convertible Notes bear interest, compounded daily, at the lesser of 10% per annum or the maximum rate permissible by law. Interest is paid in-kind by adding the accrued amount thereof to the principal amount on a monthly basis on the last day of each calendar month for so long as any principal amount remains outstanding (such paid in-kind interest, in the aggregate at any time, the “PIK Principal”).

Immediately prior to an initial public offering, all of the then outstanding principal amount and accrued and unpaid interest under the 2021 A1 Convertible Notes will automatically convert into shares of the Company’s common stock. The number of shares of common stock issuable upon conversion of the 2021 A1 Convertible Notes is equal to (i) the outstanding loan amount (including the PIK Interest) divided by (ii) the product of (a) the price per share of such common stock issued to the public in the Initial Public Offering multiplied by (b) the applicable discount rate. The discount rate is determined for each note based on the number of days elapsed between the date the applicable note was executed and the date on which a conversion event is formally announced and shall be equal to (x) 10% if between zero and 90 days, (y) 15% if between 91 and 180 days, or (z) 20% if greater than 180 days.

Due to certain embedded features within the 2021 A1 Convertible Notes, the Company elected to account for the 2021 A1 Convertible Notes and the embedded features at fair value at inception. Subsequent changes in fair value are recorded as a component of other (loss) income in the accompanying consolidated statements of operations and comprehensive loss or as a component of other comprehensive income (loss) for changes to instrument-specific credit risk.

During the years ended December 31, 2022 and 2021, the Company recognized $0.6 million and $(0.2) million, respectively of income (expense) related to the change in the fair value of the 2021 A1 Convertible Notes. As of December 31, 2022 and 2021, the principal amount outstanding under the 2021 A1 Convertible Notes was $10 million with an estimated fair value of $9.6 million and $10.2 million, respectively.

During the year ended December 31, 2022, the Company issued five additional tranches of subordinated convertible promissory notes to A1 on February 18, 2022, March 9, 2022, April 14, 2022, June 3, 2022 and July 1, 2022 (collectively, the “2022 A1 Convertible Notes”), the first four with a principal amount of $3.0 million each and the fifth issued July 1, 2022, for a principal amount of $2.5 million and totaling $14.5 million. The terms of the 2022 A1 Convertible Notes are similar to those of the 2021 A1 Convertible Notes. During the year ended December 31, 2022, the Company recognized $1.0 million of expense related to the change in the fair value of the 2022 A1 Convertible Notes. As of December 31, 2022, the principal balance was $14.5 million with an estimated fair value of $13.5 million.

Additionally, on March 30, 2022, the Company amended the 2021 A1 Convertible Notes and the convertible notes issued on February 18, 2022 and March 9, 2022 to remove the discount rate associated with the automatic conversion of any outstanding convertible notes into share of common stock in connection with an initial public offering.

Clarion Unwind Fee

In 2014, the Company acquired all outstanding voting equity interests of Clarion Medical Technologies Inc. (“Clarion”) pursuant to a shareholders’ agreement (the “Shareholders’ Agreement”). The Shareholders’ Agreement provided the previous equity holders of Clarion the right (the “Unwind Right”) to an unwind fee of approximately $9.55 million (the “Unwind Fee”) to unwind the Company’s acquisition of Clarion. In 2016, the previous equity holders of Clarion exercised the Unwind Right and the Unwind Fee became a joint and several obligation of the Company and SCH, its majority stockholder.

In November 2017, the Company and SCH entered into a side letter and guarantee agreement (“Side Letter”) with Clarion and the previous equity holders of Clarion in which the Company agreed to cause Evolus to enter into an exclusive distribution and supply agreement, dated as of November 30, 2017 (the “Distribution Agreement”) with Clarion. The Distribution Agreement provided terms pursuant to which Evolus would exclusively supply DWP-450 to Clarion in Canada, if Evolus obtained the necessary regulatory approval from Health Canada. Evolus received approval from Health Canada in August 2018 for the temporary improvement in the appearance of moderate to severe glabellar lines in adult patients under 65 years of age. The Distribution Agreement also sets forth that a portion of the proceeds received by Evolus from each unit of DWP-450 purchased by Clarion shall be paid directly to the previous equity holders of Clarion, and will reduce, on a dollar-for-dollar basis, the amount of the Unwind Fee owed by the Company until paid in full.

Pursuant to the Side Letter, the Company and SCH are obligated to pay the Unwind Fee upon an acceleration event within 30 days of such event. For purposes of the Side Letter, each of the following events constitutes an acceleration event (each, an Acceleration Event): (i) the Unwind Fee is not paid in full by December 31, 2022, (ii) there is a material default of obligations by Evolus under the Distribution Agreement, (iii) a claim or interruption of more than 60 days occurs under the Distribution Agreement that impairs Clarion’s ability to sell DWP-450 in Canada as the sole distributor, (iv) an initial public offering or any change in control involving the Company or Evolus that results in either company receiving net proceeds of $700 million, (v) the bankruptcy or assignment for the benefit of creditors of the Company or Evolus, or (vi) the termination of the License and Supply Agreement, dated as of September 30, 2013, as amended (the “Evolus Supply Agreement”), by and between Evolus and Daewoong.

In addition, pursuant to the Side Letter, the Company and SCH re-affirmed to the previous equity holders of Clarion the obligation of the Company and SCH to pay the Unwind Fee should Evolus fail to supply DWP-450 to Clarion or cause the Distribution Agreement to terminate. The Company and SCH further agreed to pay the unpaid amount of the Unwind Fee on December 31, 2022, if demanded by the previous equity holders of Clarion.

On March 23, 2021, Evolus, Clarion, and Daewoong entered into an addendum to the Distribution Agreement to provide for Clarion to purchase DWP-450 directly from Daewoong. As a result, the Company’s obligation under the Distribution Agreement to pay the Unwind Fee to the previous equity holders of Clarion was cancelled. The Company recognized a gain on cancellation of the Unwind Fee of $9.55 million during the year ended December 31, 2021 with a corresponding decrease in other liabilities in the accompanying consolidated financial statements.

Shared Services Agreements with Strathspey Crown Limited, LLC

In August 2019, the Company entered into services agreements with Strathspey Crown Limited, LLC, an affiliate of SCH with an effective date of January 2019. Pursuant to the services agreements, Strathspey Crown Limited, LLC provides the Company certain administrative and development support services, including certain general management, communication, human resources, office, rent and information technology services. The Company pays Strathspey Crown Limited, LLC an allocable share of the actual cost incurred by Strathspey Crown Limited, LLC in providing such services, plus a 10% markup, as well as an allocable share of Strathspey Crown Limited, LLC’s overhead expenses, including office rent, depreciation, maintenance, utilities and supplies. The services agreements have a one-year term and will renew for successive one-year terms unless sooner terminated by either party. The Company or Strathspey Crown Limited, LLC may terminate the services agreements upon sixty days’ notice to the other party. The services agreements were terminated in December 2021. For the years ended December 31, 2022 and 2021 the costs related to the shared services agreements of $0 million and $0.1 million, respectively, included in selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.